Restricted Share Activities (Detail) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock
Weighted Number of shares
Restricted shares unvested at beginning of year	38,957,925
Granted	17,711,500		28,935,131
Vested	(18,348,550)
Forfeited	(151,630)
Restricted shares unvested at end of year	38,169,245	38,957,925
Weighted Average Grant-Date Fair value
Restricted shares unvested at beginning of year	$ 3.00
Granted	$ 3.54	$ 4.24	$ 2.24
Vested	$ 2.78
Forfeited	$ 2.95
Restricted shares unvested at end of year	$ 3.36	$ 3.00